Subsequent Events (Details) - Subsequent Event [Member] - USD ($)		1 Months Ended
	May 02, 2022	Apr. 28, 2022
Subsequent Events (Details) [Line Items]
Company signed agreement (in Dollars)		$ 50,000
Shares issued	250,000	300,000
Purchase warrants	100,000	100,000
Exercise price per share (in Dollars per share)	$ 1.13	$ 0.7
Finder fee agreement, description		On April 28, 2022 the Company and a certain investor signed a finder fee agreement according to which the Company will issue to the investor 70,000 shares of common stock and 100,000 warrants to purchase common stock at an exercise price of $0.5 per share.
Equity investment (in Dollars)		$ 550,000
Several agreements (in Dollars)	$ 250
Exercisable warrants	2 years
Warrants [Member]
Subsequent Events (Details) [Line Items]
Shares issued	250,000
Purchase warrants	100,000
Exercise price per share (in Dollars per share)	$ 1.13
Series of Individually Immaterial Business Acquisitions [Member]
Subsequent Events (Details) [Line Items]
Investor consideration (in Dollars)	$ 250